Average Annual Total Returns{- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund AMCIZ PRO-09 - Fidelity Corporate Bond Fund	Fidelity Advisor Corporate Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Corporate Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Corporate Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Corporate Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Since Inception		LB004 Past 1 year	LB004 Past 5 years	LB004 Since Inception
Total	9.53%	3.37%	4.94%	[1]	8.17%	2.08%	3.61%	[1]	5.60%	1.98%	3.27%	[1]	9.45%	3.29%	4.88%	[1]	12.22%	3.43%	4.59%	[1]	14.42%	4.52%	5.69%	[1]	14.57%		10.86%	[2]	13.80%	4.39%	5.06%	[1]

[1]	(a)From May 4, 2010.
[2]	(b)From October 2, 2018.